Income Tax - Deferred taxes (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets
Disclosure Of Income Tax Assets and Liabilities [Line Items]
Deferred income tax assets / (liabilities)	$ 8,592	$ 448
Deferred Tax Liabilities
Disclosure Of Income Tax Assets and Liabilities [Line Items]
Deferred income tax assets / (liabilities)	(8,592)	(448)
Current convertible notes payable | Deferred Tax Liabilities
Disclosure Of Income Tax Assets and Liabilities [Line Items]
Deferred income tax assets / (liabilities)	(5,659)
Plant and equipment | Deferred Tax Liabilities
Disclosure Of Income Tax Assets and Liabilities [Line Items]
Deferred income tax assets / (liabilities)	(2,933)	(448)
Non-capital loss | Deferred Tax Assets
Disclosure Of Income Tax Assets and Liabilities [Line Items]
Deferred income tax assets / (liabilities)	6,823	$ 448
Current financial derivative liability - convertible notes | Deferred Tax Assets
Disclosure Of Income Tax Assets and Liabilities [Line Items]
Deferred income tax assets / (liabilities)	$ 1,769